Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants.
Schedule of quantitative information regarding fair value measurements at issuance

The following table provides quantitative information regarding fair value measurements at issuance on September 1, 2021.

September 1, 2021
Share Price	$10.00
Exercise Price	$11.50
Redemption Trigger Price	$16.50
Term (years)	5
Probability of Acquisition	80%
Volatility	22%
Risk Free Rate	1.31%
Dividend Yield	0.00%

The following table provides quantitative information regarding fair value measurements at issuance on September 1, 2021.

September 1, 2021
Share Price	$10.00
Exercise Price	$11.50
Redemption Trigger Price	$16.50
Term (years)	5
Probability of Acquisition	80%
Volatility	22%
Risk Free Rate	1.31%
Dividend Yield	0.00%